Profit from Operations - Other Operating Expenses - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expenses [Line Items]
Research and development costs including employee benefit costs and depreciation	£ 307.0	£ 376.0	£ 258.0
Research and development expense relating to employee benefit reduction packages		65.0
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Remuneration of auditor	28.1	25.2	25.2
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor	28.1	25.1	25.2
Remuneration of auditor, other audit-related fees	0.5	0.4	0.4
Remuneration of auditor, tax fees	0.0	0.0	0.0
Remuneration of auditor, all other fees	0.1	0.1	0.1
Accounting firms | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 27.5	£ 24.7	£ 24.7